6. Accounts Receivable (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Sale Leaseback Transaction [Line Items]
Accounts receivable, gross	$ 17,001	$ 28,410
Scottish Pacific [Member]
Sale Leaseback Transaction [Line Items]
Accounts receivable, gross	$ 9,761	$ 8,345